Taxation - Additional Information (Details)		3 Months Ended		6 Months Ended
	Dec. 12, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Loss Carryforwards [Line Items]
Effective tax rate		137.90%	136.90%	88.50%	214.90%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement		25.00%		25.00%
European Union
Operating Loss Carryforwards [Line Items]
Global minimum tax rate	15.00%